Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other payables
Schedule of components of trade and other payables
	2022	2021
	US $ in millions

Trade payables	427.2	433.9

Other payables
Salaries and related payables	82.3	64.4
Provision for annual leave and early retirement (see Note 13(a))	11.8	13.3
Government institutions	291.2	526.9
Accrued interest	5.3	6.1
Accrued expenses	43.7	18.4
Advances from customers and others	11.5	10.2
Payables and other credit balances	23.2	13.1
	469.0	652.4

	896.2	1,086.3